Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Details)	12 Months Ended
Jun. 30, 2026
Software [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives	5 years
Intellectual Property License [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives description	Over the term of the license agreement